Summary of Dividends Declared (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Dividend Declared 1
Subsequent Event [Line Items]
Record Date	Oct. 31, 2012
Payment Date	Nov. 12, 2012
Amount per Ordinary Share	$ 0.11
Dividend Declared 2
Subsequent Event [Line Items]
Record Date	Nov. 30, 2012
Payment Date	Dec. 10, 2012
Amount per Ordinary Share	$ 0.11
Dividend Declared 3
Subsequent Event [Line Items]
Record Date	Dec. 31, 2012
Payment Date	Jan. 10, 2013
Amount per Ordinary Share	$ 0.11